FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of foreign currency risk [Table Text Block]
Year ended	August 31, 2019	August 31, 2018

Cash (Rand)	$1,204	$350
Cash (USD)	3,708	2,613
Accounts receivable (Rand)	436	802
Marketable Securities (Rand)	-	7,084
Accounts payable (Rand)	2,767	3,074
Loan Payable (USD)	18,785	39,465
Convertible Note (USD)	16,075	14,853